Business Combination - Summary of Business Combinations (Detail) - Anesthesia services [member] - USD ($)	1 Months Ended						12 Months Ended
	Sep. 30, 2017	Aug. 31, 2017	Mar. 31, 2017	Feb. 28, 2017	Jun. 30, 2016	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Consideration							$ 33,153,268	$ 34,158,534
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member]
Disclosure of detailed information about business combination [line items]
Date Acquired						2016-05		2016-05
Consideration						$ 16,821,895		$ 16,821,896
Community Anesthesia, PLLC ("Community") [member]
Disclosure of detailed information about business combination [line items]
Date Acquired					2016-06			2016-06
Consideration					$ 13,636,639			$ 13,636,639
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member]
Disclosure of detailed information about business combination [line items]
Date Acquired					2016-06			2016-06
Consideration					$ 3,700,000			$ 3,700,000
DDAB LLC [member]
Disclosure of detailed information about business combination [line items]
Date Acquired				2017-02			2017-02
Consideration				$ 1,183,779			$ 5,273,570
Osceola Gastroenterology Anesthesia Associates, LLC [member]
Disclosure of detailed information about business combination [line items]
Date Acquired			2017-03				2017-03
Consideration			$ 3,401,819				$ 3,401,819
West Florida Anesthesia Associates, LLC [member]
Disclosure of detailed information about business combination [line items]
Date Acquired		2017-08					2017-08
Consideration		$ 5,840,000					$ 5,840,000
Central Colorado Anesthesia Associates, LLC [member]
Disclosure of detailed information about business combination [line items]
Date Acquired	2017-09						2017-09
Consideration	$ 7,888,919						$ 7,888,919
Raleigh Sedation Associates, LLC & Blue Ridge Sedation Associates, PLLC [member]
Disclosure of detailed information about business combination [line items]
Date Acquired	2017-09						2017-09
Consideration	$ 7,248,960						$ 7,248,960
Alamo Sedation Associates, LLC [member]
Disclosure of detailed information about business combination [line items]
Date Acquired	2017-09						2017-09
Consideration	$ 3,500,000						$ 3,500,000